INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated amortization expense

Estimated amortization expense for the next five years for the patent cost currently being amortized is as follows:

Year Ending December 31,	Estimated Amortization
2019(9 months)	$349
2020	$465
2021	$465
2022	$465
2023	$465